INVENTORIES - Narrative (Details) - CAD ($) $ in Millions	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025
Inventories [Abstract]
Cost of inventories recognised as expense during period	$ 552.2	$ 557.2
Impairment of inventories to net realizable value	$ 17.6	$ 2.1